Segment Reporting - Schedule of Information about the Company's Segment (Details) - Segments Member[] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Information about the Company's Segment [Line Items]
Segment revenues:	$ 7,368,220	$ 9,972,437	$ 39,948,742	$ 27,282,305
Operating expenses:
Cost of goods sold	(5,948,565)	(7,533,271)	(30,897,167)	(20,519,407)
Online platform fees	(985,570)	(669,709)	(2,966,356)	(1,996,917)
Professional services	(790,710)	(689,249)	(2,587,893)	(1,583,846)
Salaries and benefits	(354,393)	(222,203)	(1,130,050)	(609,941)
Freight expenses	(103,735)	60,020	(444,522)	(24,838)
Rent or lease expense	(61,266)	(228,601)	(270,124)	(549,354)
Depreciation and amortization expenses	(71,540)	(8,261)	(239,814)	(17,795)
Material consumption expenses	(66,413)	(65,848)	(224,356)	(100,325)
Exhibition expenses	(97,337)	(90,919)	(198,672)	(206,342)
Office expense	(61,675)	(46,222)	(133,609)	(88,828)
Expenses of taxation	(54,388)	(9,641)	(110,046)	(9,787)
Other operating expenses	(57,562)	(26,847)	(128,741)	(88,966)
Total operating expenses	(8,653,154)	(9,530,751)	(39,331,350)	(25,796,346)
(Loss)/Income from operations	(1,284,934)	441,686	617,392	1,485,959
Interest income/(expense), net	54	(14,036)	118,389	30,346
Other gain/(loss), net	987	(7,235)	(48,801)	(111,763)
Total other (loss)/income, net	(1,283,893)	420,415	686,980	1,404,542
Income tax credit/(expense)	463,970	(115,944)	(96,626)	(356,187)
Segment net (loss)/income	$ (819,923)	$ 304,471	$ 590,354	$ 1,048,355